STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Common Stock		Additional Paid in Capital		Deficit Accumulated During Exploration Stage	Total Stockholders' Equity (Deficit)
Stockholder Equity at Feb. 06, 2007
Net loss and comprehensive loss					$ (1,128)	$ (1,128)
Stockholder Equity at Jun. 30, 2007	108,400		(73,400)		(1,128)	33,872
Common stock issued for cash (value) at Jun. 30, 2007	108,400		(73,400)			35,000
Shares issued at Jun. 30, 2007	108,400,000
Stock issued for cash (shares) at Jun. 30, 2007	108,400,000
Stockholder Equity at Jun. 30, 2008	108,400		(73,400)		(23,376)	11,624
Shares Issued at Jun. 30, 2008	108,400,000
Net loss and comprehensive loss					(31,522)	(31,522)
Stockholder Equity at Jun. 30, 2009					(54,898)	(19,898)
Stockholder Equity at Jun. 30, 2007	108,400		(73,400)		(1,128)	33,872
Shares Issued at Jun. 30, 2007	108,400,000
Net loss and comprehensive loss					(22,248)	(22,248)
Stockholder Equity at Jun. 30, 2008	108,400		(73,400)		(23,376)	11,624
Shares issued at Jun. 30, 2008	108,400,000
Stockholder Equity at Jun. 30, 2009	108,400		73,400		(54,898)	(19,898)
Shares Issued at Jun. 30, 2009	108,400,000
Share cancellation (value)	(40,000)		40,000
Share cancellation (shares)	(40,000,000)
Net loss and comprehensive loss					(296,391)	(296,391)
Stockholder Equity at Jun. 30, 2010	69,734		965,266		(351,289)	683,711
Common stock issued for cash (value) at Jun. 30, 2010	1,334		998,666			1,000,000
Shares issued at Jun. 30, 2010	69,733,334
Stock issued for cash (shares) at Jun. 30, 2010	1,333,334
Valuation from stock option issuance			286,750			286,750
Valuation of warrants	40,000				40,000
Net loss and comprehensive loss					(1,464,253)	(1,464,253)
Stockholder Equity at Jun. 30, 2011	69,734		1,292,016		(1,815,542)	(453,792)
Shares issued at Jun. 30, 2011	69,733,334
Shares issued in to settle contractual obligation	650		415,350			416,000
Common stock issued to settle related party note	300		149,700			150,000
Common stock issued for services (value)	220		109,780			110,000
Valuation from stock option issuance			639,731			639,731
Valuation of warrants	82,824				82,824
Issue costs			(202,763)			(202,763)
Net loss and comprehensive loss					(3,945,920)	(3,945,920)
Stockholder Equity at Jun. 30, 2012	80,711		7,469,219		(5,761,762)	1,788,468
Common stock issued for cash (value) at Jun. 30, 2012	$ 9,807	[1]	$ 4,982,581	[2]		$ 5,668,388
Shares issued at Jun. 30, 2012	80,710,834
Stock issued for cash (shares) at Jun. 30, 2012	8,807,500
Stock issued for non-cash (shares) at Jun. 30, 2012	1,170,000

[1]	Common stock issued for cash at for $0.55 CDN and converted to $0.57 USD was $1,200; common stock issued for cash at for $0.55 USD was $8,607
[2]	Additional paid in capital for common stock issued for $0.55CDN (converted to USD $0.57) was $687,439 and additional paid in capital for common stock issued for $0.55 USD was $4, 295,142